UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

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     SEMIANNUAL REPORT
     USAA INTERMEDIATE-TERM BOND FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     JANUARY 31, 2011

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

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FUND OBJECTIVE

HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in a broad range of debt securities, and the Fund will maintain a dollar-weighted average portfolio maturity of three to 10 years.

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IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

  Portfolio of Investments                                                   20

  Notes to Portfolio of Investments                                          44

  Financial Statements                                                       49

  Notes to Financial Statements                                              52

EXPENSE EXAMPLE                                                              68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA INTERMEDIATE-TERM BOND FUND

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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                    [PHOTO OF JULIANNE BASS]

  MATTHEW FREUND, CFA                          JULIANNE BASS, CFA
  USAA Investment                              USAA Investment
  Management Company                           Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

    The Fund Shares provided a total return of 5.52% for the six months ended January 31, 2011. During the same period, the Barclays Capital U.S. Aggregate Bond Index returned 0.20% and the Lipper Intermediate Investment Grade Funds Index returned 1.56%. At the same time, the Fund Shares provided a one-year dividend yield of 5.45%, compared to 3.50% for the average Lipper Intermediate Investment Grade Debt Fund.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS?

    As the period began, economic growth appeared to be weakening. In this environment, investors generally preferred ultra-safe U.S. Treasuries over higher risk assets such as corporate bonds and high yield securities. Despite a strong hint from Federal Reserve (the Fed) chairman Ben Bernanke about a new round of quantitative easing (QE2), Treasury prices continued to rise and yields declined.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    The U.S. Treasury rally continued into the mid-term elections, which ended as expected with the Republicans in control of the House of Representatives and the Democrats holding a slim majority in the Senate. Investors seemed optimistic about the potential of greater bipartisanship. Shortly after the election, the Fed formally announced QE2. Treasury yields surged and the yield curve steepened as market sentiment shifted. Riskier assets found greater favor, outperforming U.S. Treasuries for the reporting period as a whole.

    Meanwhile, the Fed continued to hold overnight interest rates in a range of 0% to 0.25%, reiterating its pledge to keep them low for an "extended period" to stimulate the economy and help lower unemployment.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund outperformed its peer group during the period, largely because of its income advantage. This is consistent with our strategy which seeks to maximize income and has added value over the long term. In particular, the Fund benefited from investments in commercial mortgage-backed securities
    (CMBS) and the subordinated debt of higher-quality companies. (Subordinated debt generally has a lower priority than other types of debt in a company's capital structure.)

    We also took advantage of a surge in taxable municipal bond supply as state and municipal governments rushed to issue "Build America Bonds." The "Build America Bonds" program, which allowed these governments to issue taxable bonds and receive a 35% federal subsidy on interest payments, was due to expire at the end of 2010. Our team of municipal analysts helped us purchase a number of these issues at attractive yields. We believe that while municipal finances are under stress, most states and municipalities will be able to manage through their fiscal challenges. Municipal defaults are rare, and we do not expect that to change significantly.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    As always, our research analysts continue to analyze and monitor every bond in your Fund. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. By limiting the positions we take in any one issuer, we seek to limit our exposure to potential surprises.

o   WHAT IS THE OUTLOOK?

    Although economic growth accelerated in the fourth quarter of 2010, we expect the recovery to continue at a gradual pace. With unemployment at 9%, consumers are likely to restrain their spending. At the end of the reporting period, inflation remained benign, which should allow the Fed to keep short-term rates low until later in 2011.

    In recent years, the bond market has generated strong returns. However, we do not think these outsized results will continue. We believe fixed income has returned to its traditional role as an income-accumulation vehicle. As a result, shareholders should expect the majority of their return to come from the income provided by the Fund.

    Although yields on intermediate-term maturities are likely to remain low due to the current interest rate environment, we expect to maintain the portfolio's yield advantage. We will also continue providing you with a high-quality, well-diversified bond fund with an acceptable level of risk.

    Thank you for your continued confidence in us. We will continue working hard to serve your investment needs.

    As interest rates rise, existing bond prices fall.

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6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

FUND RECOGNITION

USAA INTERMEDIATE-TERM BOND FUND SHARES

--------------------------------------------------------------------------------

                          OVERALL MORNINGSTAR RATING(TM)
                    out of 1,022 intermediate-term bond funds
                              for the period ended
                                January 31, 2011:

                                 OVERALL RATING

                                   *  *  *  *

                                     3-YEAR
                                    * * * * *
                               out of 1,022 funds

                                     5-YEAR
                                     * * * *
                                out of 873 funds

                                     10-YEAR
                                     * * * *
                                out of 560 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

================================================================================

                                                           FUND RECOGNITION |  7

================================================================================

                             LIPPER LEADER (OVERALL)

                                       [5]

                                  TOTAL RETURN

The Intermediate-Term Bond Fund Shares are listed as a Lipper Leader for Total Return among 485 funds within the Lipper Intermediate Investment Grade Debt Funds category for the period ending January 31, 2011, and received a Lipper Leader rating among 391 and 257 funds for the five- and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of January 31, 2011.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metric over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (Symbol: USIBX)

--------------------------------------------------------------------------------
                                              1/31/11                7/31/10
--------------------------------------------------------------------------------
Net Assets                                $1,475.5 Million      $1,248.5 Million
Net Asset Value Per Share                      $10.40                 $10.12
Dollar-Weighted Average
Portfolio Maturity(+)                        6.3 Years               5.7 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
     7/31/10 to 1/31/11*         1 Year         5 Years            10 Years

           5.52%                 11.73%          6.70%               5.92%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD** AS OF 1/31/11
--------------------------------------------------------------------------------

                                      4.51%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

      Before Reimbursement 0.69%                After Reimbursement  0.65%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2011

--------------------------------------------------------------------------------
                 TOTAL RETURN    =     DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.92%       =         5.70%            +          0.22%
5 Years              6.70%       =         5.91%            +          0.79%
1 Year              11.73%       =         6.04%            +          5.69%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2002 -- JANUARY 31, 2011

      [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
    1/31/2002       6.37%                 6.86%                -0.49%
    1/31/2003       5.70%                 6.29%                -0.59%
    1/31/2004       8.02%                 5.04%                 2.98%
    1/31/2005       3.65%                 4.62%                -0.97%
    1/31/2006       2.09%                 4.62%                -2.53%
    1/31/2007       4.92%                 5.02%                -0.10%
    1/31/2008       4.20%                 5.30%                -1.10%
    1/31/2009     -15.58%                 5.07%               -20.65%
    1/31/2010      34.12%                 8.61%                25.51%
    1/31/2011      11.73%                 6.04%                 5.69%

                               [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o CUMULATIVE PERFORMANCE COMPARISON o

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA INTERMEDIATE-TERM    BARCLAYS CAPITAL U.S.   LIPPER INTERMEDIATE INVESTMENT
                   BOND FUND           AGGREGATE BOND INDEX          GRADE FUNDS INDEX
 1/31/2001        $10,000.00                $10,000.00                   $10,000.00
 2/28/2001         10,127.31                 10,087.11                    10,096.10
 3/31/2001         10,212.96                 10,137.75                    10,135.34
 4/30/2001         10,174.11                 10,095.68                    10,080.82
 5/31/2001         10,242.45                 10,156.57                    10,142.90
 6/30/2001         10,299.35                 10,194.95                    10,180.20
 7/31/2001         10,593.06                 10,422.88                    10,427.17
 8/31/2001         10,713.29                 10,542.24                    10,541.99
 9/30/2001         10,826.84                 10,665.08                    10,623.13
10/31/2001         10,960.47                 10,888.25                    10,839.68
11/30/2001         10,715.29                 10,738.13                    10,703.56
12/31/2001         10,592.41                 10,669.94                    10,634.77
 1/31/2002         10,636.53                 10,756.32                    10,711.50
 2/28/2002         10,660.46                 10,860.56                    10,815.03
 3/31/2002         10,565.77                 10,679.88                    10,627.37
 4/30/2002         10,667.99                 10,886.99                    10,819.07
 5/31/2002         10,746.49                 10,979.49                    10,907.88
 6/30/2002         10,734.68                 11,074.43                    10,900.84
 7/31/2002         10,602.68                 11,208.06                    10,944.13
 8/31/2002         10,873.97                 11,397.29                    11,155.04
 9/30/2002         11,078.05                 11,581.88                    11,276.76
10/31/2002         10,867.11                 11,529.13                    11,233.51
11/30/2002         10,898.21                 11,526.06                    11,286.91
12/31/2002         11,202.83                 11,764.14                    11,516.60
 1/31/2003         11,242.37                 11,774.18                    11,552.61
 2/28/2003         11,437.94                 11,937.10                    11,717.34
 3/31/2003         11,450.61                 11,927.90                    11,718.50
 4/30/2003         11,634.52                 12,026.33                    11,855.47
 5/31/2003         11,957.05                 12,250.56                    12,076.57
 6/30/2003         11,969.73                 12,226.24                    12,073.64
 7/31/2003         11,628.42                 11,815.20                    11,666.54
 8/31/2003         11,663.88                 11,893.65                    11,755.30
 9/30/2003         11,995.72                 12,208.48                    12,071.37
10/31/2003         11,917.54                 12,094.62                    11,986.16
11/30/2003         11,936.51                 12,123.59                    12,017.81
12/31/2003         12,052.93                 12,246.96                    12,140.04
 1/31/2004         12,143.91                 12,345.49                    12,236.57
 2/29/2004         12,259.27                 12,479.12                    12,355.43
 3/31/2004         12,339.86                 12,572.58                    12,444.44
 4/30/2004         12,092.93                 12,245.48                    12,145.43
 5/31/2004         12,016.66                 12,196.43                    12,085.87
 6/30/2004         12,062.02                 12,265.36                    12,142.19
 7/31/2004         12,158.48                 12,386.93                    12,256.17
 8/31/2004         12,358.60                 12,623.22                    12,476.87
 9/30/2004         12,405.41                 12,657.47                    12,509.52
10/31/2004         12,500.05                 12,763.61                    12,608.12
11/30/2004         12,403.63                 12,661.80                    12,529.31
12/31/2004         12,528.15                 12,778.31                    12,659.62
 1/31/2005         12,585.69                 12,858.55                    12,728.01
 2/28/2005         12,535.62                 12,782.64                    12,674.04
 3/31/2005         12,472.23                 12,716.99                    12,599.04
 4/30/2005         12,636.24                 12,889.10                    12,754.06
 5/31/2005         12,744.47                 13,028.55                    12,887.98
 6/30/2005         12,830.57                 13,099.59                    12,963.57
 7/31/2005         12,716.66                 12,980.34                    12,862.31
 8/31/2005         12,878.67                 13,146.74                    13,023.27
 9/30/2005         12,766.99                 13,011.31                    12,891.19
10/31/2005         12,686.20                 12,908.34                    12,785.02
11/30/2005         12,749.06                 12,965.43                    12,831.83
12/31/2005         12,865.84                 13,088.70                    12,948.64
 1/31/2006         12,848.68                 13,089.44                    12,965.12
 2/28/2006         12,887.50                 13,132.89                    13,003.38
 3/31/2006         12,801.77                 13,004.02                    12,877.69
 4/30/2006         12,761.99                 12,980.44                    12,859.82
 5/31/2006         12,763.79                 12,966.59                    12,845.83
 6/30/2006         12,781.01                 12,994.08                    12,859.58
 7/31/2006         12,935.63                 13,169.79                    13,037.99
 8/31/2006         13,133.95                 13,371.40                    13,233.98
 9/30/2006         13,282.46                 13,488.85                    13,344.74
10/31/2006         13,374.24                 13,578.08                    13,434.88
11/30/2006         13,536.95                 13,735.60                    13,590.47
12/31/2006         13,469.91                 13,655.89                    13,526.83
 1/31/2007         13,481.34                 13,650.28                    13,513.08
 2/28/2007         13,700.55                 13,860.77                    13,731.88
 3/31/2007         13,691.22                 13,861.19                    13,727.15
 4/30/2007         13,774.45                 13,935.94                    13,796.24
 5/31/2007         13,654.25                 13,830.32                    13,679.23
 6/30/2007         13,622.71                 13,789.41                    13,623.47
 7/31/2007         13,641.39                 13,904.43                    13,698.61
 8/31/2007         13,747.36                 14,074.85                    13,822.20
 9/30/2007         13,843.97                 14,181.63                    13,970.18
10/31/2007         13,930.46                 14,309.02                    14,061.84
11/30/2007         14,009.92                 14,566.34                    14,243.71
12/31/2007         13,986.79                 14,607.25                    14,260.97
 1/31/2008         14,048.15                 14,852.63                    14,498.89
 2/29/2008         13,943.34                 14,873.25                    14,426.38
 3/31/2008         13,860.09                 14,923.99                    14,277.03
 4/30/2008         13,836.61                 14,892.80                    14,351.50
 5/31/2008         13,875.59                 14,783.59                    14,239.02
 6/30/2008         13,767.14                 14,771.65                    14,120.70
 7/31/2008         13,630.30                 14,759.60                    13,985.20
 8/31/2008         13,628.37                 14,899.67                    14,068.92
 9/30/2008         13,091.79                 14,699.55                    13,630.96
10/31/2008         12,186.86                 14,352.58                    13,123.68
11/30/2008         11,953.49                 14,819.75                    13,102.08
12/31/2008         11,818.69                 15,372.66                    13,589.49
 1/31/2009         11,861.59                 15,237.03                    13,568.89
 2/28/2009         11,782.80                 15,179.51                    13,416.98
 3/31/2009         12,022.94                 15,390.53                    13,670.64
 4/30/2009         12,310.99                 15,464.11                    13,906.62
 5/31/2009         13,142.21                 15,576.28                    14,239.87
 6/30/2009         13,516.66                 15,664.87                    14,411.10
 7/31/2009         14,004.91                 15,917.54                    14,828.91
 8/31/2009         14,451.98                 16,082.36                    15,040.70
 9/30/2009         14,925.20                 16,251.30                    15,316.04
10/31/2009         15,195.75                 16,331.54                    15,455.48
11/30/2009         15,411.30                 16,542.98                    15,646.60
12/31/2009         15,465.68                 16,284.39                    15,532.93
 1/31/2010         15,905.76                 16,533.14                    15,813.54
 2/28/2010         16,015.28                 16,594.88                    15,893.23
 3/31/2010         16,259.64                 16,574.48                    15,981.91
 4/30/2010         16,571.72                 16,747.01                    16,203.68
 5/31/2010         16,383.40                 16,887.94                    16,210.59
 6/30/2010         16,531.87                 17,152.77                    16,472.12
 7/31/2010         16,843.85                 17,335.77                    16,699.85
 8/31/2010         17,132.67                 17,558.83                    16,951.24
 9/30/2010         17,379.40                 17,577.55                    17,051.58
10/31/2010         17,639.58                 17,640.13                    17,154.55
11/30/2010         17,595.49                 17,538.75                    17,019.67
12/31/2010         17,546.15                 17,349.62                    16,871.43
 1/31/2011         17,771.81                 17,369.81                    16,960.54

                                   [END CHART]

                     Data from 1/31/01 to 1/31/11.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index, formerly known as the Lehman Brothers U.S. Aggregate Bond Index, covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA INTERMEDIATE-TERM         LIPPER INTERMEDIATE INVESTMENT
                    BOND FUND SHARES               GRADE DEBT FUNDS AVERAGE
1/31/2002                 6.80%                             5.60%
1/31/2003                 6.06%                             4.63%
1/31/2004                 4.77%                             3.83%
1/31/2005                 4.56%                             3.61%
1/31/2006                 4.70%                             3.96%
1/31/2007                 4.88%                             4.38%
1/31/2008                 5.27%                             4.60%
1/31/2009                 7.03%                             5.57%
1/31/2010                 5.98%                             4.22%
1/31/2011                 5.45%                             3.50%

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/02 to 1/31/11.

The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                              1/31/11                7/31/10
--------------------------------------------------------------------------------

Net Assets                                $157.1 Million         $116.5 Million
Net Asset Value Per Share                    $10.40                  $10.12


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
   7/31/10 to 1/31/11**            1 Year             Since Inception 8/01/08

          5.63%                    11.95%                      11.37%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.46%


*The USAA Intermediate-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                            o CUMULATIVE PERFORMANCE COMPARISON o

                        [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA INTERMEDIATE-TERM BOND FUND    LIPPER INTERMEDIATE INVESTMENT   BARCLAYS CAPITAL U.S.
                   INSTITUTIONAL SHARES                 GRADE FUNDS INDEX         AGGREGATE BOND INDEX
 7/31/2008              $10,000.00                         $10,000.00                  $10,000.00
 8/31/2008                9,995.51                          10,059.87                   10,094.91
 9/30/2008                9,603.48                           9,746.71                    9,959.32
10/31/2008                8,941.32                           9,383.98                    9,724.23
11/30/2008                8,771.29                           9,368.53                   10,040.76
12/31/2008                8,673.92                           9,717.05                   10,415.37
 1/31/2009                8,706.83                           9,702.33                   10,323.47
 2/28/2009                8,650.28                           9,593.70                   10,284.50
 3/31/2009                8,827.96                           9,775.08                   10,427.47
 4/30/2009                9,040.93                           9,943.81                   10,477.33
 5/31/2009                9,652.88                          10,182.10                   10,553.32
 6/30/2009                9,929.45                          10,304.54                   10,613.35
 7/31/2009               10,289.85                          10,603.29                   10,784.54
 8/31/2009               10,619.91                          10,754.73                   10,896.20
 9/30/2009               10,969.35                          10,951.61                   11,010.66
10/31/2009               11,170.03                          11,051.31                   11,065.03
11/30/2009               11,330.16                          11,187.97                   11,208.28
12/31/2009               11,372.15                          11,106.69                   11,033.08
 1/31/2010               11,697.42                          11,307.34                   11,201.62
 2/28/2010               11,779.67                          11,364.32                   11,243.45
 3/31/2010               11,949.41                          11,427.73                   11,229.63
 4/30/2010               12,193.02                          11,586.31                   11,346.52
 5/31/2010               12,056.28                          11,591.25                   11,442.00
 6/30/2010               12,167.42                          11,778.25                   11,621.43
 7/31/2010               12,399.31                          11,941.09                   11,745.42
 8/31/2010               12,613.98                          12,120.85                   11,896.55
 9/30/2010               12,797.73                          12,192.59                   11,909.23
10/31/2010               12,991.56                          12,266.22                   11,951.63
11/30/2010               12,961.30                          12,169.77                   11,882.94
12/31/2010               12,927.37                          12,063.78                   11,754.80
 1/31/2011               13,095.80                          12,127.49                   11,768.48

                                          [END CHART]

                  Data from 7/31/08 through 1/31/11.*

                  See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

USAA INTERMEDIATE-TERM BOND ADVISER SHARES (Symbol: UITBX)*


--------------------------------------------------------------------------------
                                                                      1/31/11
--------------------------------------------------------------------------------

Net Assets                                                         $5.1 Million
Net Asset Value Per Share                                             $10.39


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/11
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      5.34%


--------------------------------------------------------------------------------
                         30-DAY SEC YIELD*** AS OF 1/31/11
--------------------------------------------------------------------------------

                                      4.19%


--------------------------------------------------------------------------------
                                EXPENSE RATIO****
--------------------------------------------------------------------------------

       Before Reimbursement 1.24%               After Reimbursement 0.95%


*The USAA Intermediate-Term Bond Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

****USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.95% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                          o CUMULATIVE PERFORMANCE COMPARISON o

                       [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           USAA INTERMEDIATE-TERM BOND   LIPPER INTERMEDIATE INVESTMENT    BARCLAYS CAPITAL U.S.
                  ADVISER SHARES                GRADE FUNDS INDEX          AGGREGATE BOND INDEX
7/31/2010            $10,000.00                     $10,000.00                  $10,000.00
8/31/2010             10,167.97                      10,150.54                   10,128.67
9/30/2010             10,321.93                      10,210.62                   10,139.47
10/31/2010            10,473.75                      10,272.28                   10,175.57
11/30/2010            10,444.97                      10,191.51                   10,117.09
12/31/2010            10,402.80                      10,102.74                   10,007.99
1/31/2011             10,534.01                      10,156.10                   10,019.64

                                        [END CHART]

                    Data from 7/31/10 to 1/31/11.*

                    See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Adviser Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        21.7%
AA                                                                          7.1%
A                                                                          18.3%
BBB                                                                        41.1%
BELOW INVESTMENT-GRADE                                                      9.4%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         2.3%
UNRATED                                                                     0.1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below-investment grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-43.

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      53.9%
COMMERCIAL MORTGAGE SECURITIES                                             16.1%
EURODOLLAR AND YANKEE OBLIGATIONS                                           8.4%
ASSET-BACKED SECURITIES                                                     6.5%
U.S. TREASURY SECURITIES                                                    5.8%
MUNICIPAL BONDS                                                             4.6%
MONEY MARKET INSTRUMENTS                                                    2.3%
PREFERRED SECURITIES                                                        1.9%
U.S. GOVERNMENT AGENCY ISSUES                                               0.3%

                                   [END CHART]

        Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (53.9%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$   1,000   AutoZone, Inc.                                         5.75%       1/15/2015        $ 1,106
                                                                                                -------
            CABLE & SATELLITE (0.3%)
      907   Charter Communications Operating, LLC(a)               2.25        3/06/2014            908
    1,000   Comcast Corp.                                          6.50        1/15/2017          1,155
    1,000   Time Warner Cable, Inc.                                8.25        2/14/2014          1,168
    2,000   Virgin Media Secured Finance plc                       6.50        1/15/2018          2,130
                                                                                                -------
                                                                                                  5,361
                                                                                                -------
            CASINOS & GAMING (0.1%)
      134   Harrah's Operating Co., Inc.                          10.00        2/01/2016            122
      895   Seminole Tribe of Florida(b)                           7.80       10/01/2020            882
                                                                                                -------
                                                                                                  1,004
                                                                                                -------
            DEPARTMENT STORES (0.4%)
    2,000   Federated Retail Holdings, Inc.                        5.90       12/01/2016          2,145
    1,000   Macy's Retail Holdings, Inc.                           7.45       10/15/2016          1,103
    3,221   Macy's Retail Holdings, Inc.                           7.45        7/15/2017          3,591
                                                                                                -------
                                                                                                  6,839
                                                                                                -------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    2,000   Starwood Hotels & Resorts Worldwide, Inc.              7.88       10/15/2014          2,280
                                                                                                -------
            HOUSEHOLD APPLIANCES (0.1%)
    1,000   Whirlpool Corp.                                        7.75        7/15/2016          1,180
                                                                                                -------
            LEISURE PRODUCTS (0.1%)
    2,000   Hasbro, Inc.                                           6.13        5/15/2014          2,189
                                                                                                -------
            SPECIALIZED CONSUMER SERVICES (0.2%)
    1,000   Service Corp. International                            7.63       10/01/2018          1,080
    2,000   Service Corp. International                            7.00        5/15/2019          2,065
                                                                                                -------
                                                                                                  3,145
                                                                                                -------
            SPECIALTY STORES (0.2%)
    2,000   Staples, Inc.                                          9.75        1/15/2014          2,439
                                                                                                -------
            Total Consumer Discretionary                                                         25,543
                                                                                                -------

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
$   2,000   Cargill, Inc.(b)                                       6.00%      11/27/2017        $ 2,265
                                                                                                -------
            DRUG RETAIL (0.8%)
   14,600   CVS Caremark Corp.                                     6.30        6/01/2037         14,075
                                                                                                -------
            SOFT DRINKS (0.1%)
    1,000   Coca Cola Enterprises, Inc.                            7.38        3/03/2014          1,171
                                                                                                -------
            TOBACCO (0.1%)
    1,000   Universal Corp.                                        5.00        9/01/2011          1,015
                                                                                                -------
            Total Consumer Staples                                                               18,526
                                                                                                -------
            ENERGY (8.4%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    2,000   Hess Corp.                                             8.13        2/15/2019          2,542
    1,000   Marathon Oil Corp.                                     6.50        2/15/2014          1,150
    1,000   Occidental Petroleum Corp.                             7.00       11/01/2013          1,157
    1,000   Polar Tankers, Inc.(b)                                 5.95        5/10/2037          1,007
                                                                                                -------
                                                                                                  5,856
                                                                                                -------
            OIL & GAS DRILLING (0.5%)
    2,000   Nabors Industries, Inc.                                9.25        1/15/2019          2,479
    1,000   Pride International, Inc.                              6.88        8/15/2020          1,098
    2,000   Transocean, Inc.                                       1.50       12/15/2037          2,000
    2,000   Transocean, Inc.                                       1.50       12/15/2037          1,962
                                                                                                -------
                                                                                                  7,539
                                                                                                -------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000   Exterran Holdings, Inc.(b)                             7.25       12/01/2018          2,035
    2,000   Seacor Holdings, Inc.(c)                               5.88       10/01/2012          2,084
                                                                                                -------
                                                                                                  4,119
                                                                                                -------
            OIL & GAS EXPLORATION & PRODUCTION (2.1%)
    2,500   Anadarko Petroleum Corp.                               6.13        3/15/2012          2,626
    8,000   Anadarko Petroleum Corp.                               6.38        9/15/2017          8,849
    4,000   Denbury Resources, Inc.                                7.50       12/15/2015          4,180
    1,208   Denbury Resources, Inc.                                9.75        3/01/2016          1,371
    2,000   Devon Energy Corp.                                     6.30        1/15/2019          2,352
    1,000   EQT Corp.                                              8.13        6/01/2019          1,177
    2,000   Equitable Resources Foundation, Inc.                   6.50        4/01/2018          2,172
    3,000   Newfield Exploration Co.                               6.88        2/01/2020          3,240
    2,000   Noble Energy, Inc.                                     8.25        3/01/2019          2,541
    5,000   QEP Resources, Inc.                                    6.88        3/01/2021          5,250
    1,000   Range Resources Corp.                                  8.00        5/15/2019          1,105
                                                                                                -------
                                                                                                 34,863
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.2%)
$   2,000   Motiva Enterprises, LLC(b)                             5.75%       1/15/2020        $ 2,229
    1,000   Sunoco, Inc.                                           9.63        4/15/2015          1,184
                                                                                                -------
                                                                                                  3,413
                                                                                                -------
            OIL & GAS STORAGE & TRANSPORTATION (4.9%)
      250   Buckeye Partners, LP                                   5.13        7/01/2017            263
    1,000   DCP Midstream, LLC(b)                                  9.70       12/01/2013          1,195
    1,000   Duke Capital Corp., LLC                                5.50        3/01/2014          1,090
    1,000   Duke Capital Corp., LLC                                8.00       10/01/2019          1,215
    1,000   El Paso Corp.(b)                                       6.50        9/15/2020          1,021
    3,000   El Paso Corp.                                          7.75        1/15/2032          3,054
    2,000   El Paso Energy Corp.(b),(c)                            5.90        4/01/2017          2,167
    2,000   El Paso Pipeline Partners Operating, LLC               6.50        4/01/2020          2,170
    9,000   Enbridge Energy Partners, LP                           8.05       10/01/2037          9,544
    1,000   Energy Transfer Partners, LP                           6.00        7/01/2013          1,088
    1,000   Energy Transfer Partners, LP                           9.70        3/15/2019          1,313
    1,000   Enterprise Products Operating, LP                      8.38        8/01/2066          1,081
    5,000   Enterprise Products Operating, LP                      7.00        6/01/2067          4,986
    3,550   Enterprise Products Operating, LP                      7.03        1/15/2068          3,706
    2,000   Gulf South Pipeline Co., LP(b)                         5.75        8/15/2012          2,118
    2,000   Kaneb Pipe Line Operating Partnership, LP              5.88        6/01/2013          2,163
    2,405   Kinder Morgan Finance Co.                              5.70        1/05/2016          2,471
    6,000   NGPL PipeCo, LLC(b)                                    6.51       12/15/2012          6,488
    2,000   NGPL PipeCo, LLC(c)                                    7.12       12/15/2017          2,212
    5,000   NuStar Logistics, LP                                   4.80        9/01/2020          4,911
    2,000   Oneok Partners, LP                                     8.63        3/01/2019          2,506
    1,000   Plains All American Pipeline, LP                       8.75        5/01/2019          1,257
    1,000   Rockies Express Pipeline, LLC(b)                       3.90        4/15/2015            991
    2,000   Sabine Pass LNG, LP(c)                                 7.25       11/30/2013          1,995
    3,000   Southeast Supply Header(b)                             4.85        8/15/2014          3,167
    7,750   Southern Union Co.                                     7.20       11/01/2066          7,324
    1,000   Spectra Energy Capital, LLC                            5.90        9/15/2013          1,101
    2,000   Sunoco Logistics Partners Operations, LP               8.75        2/15/2014          2,301
    1,000   Targa Resources Partners, LP(b),(d)                    6.88        2/01/2021          1,003
    1,000   Tennessee Gas Pipeline Co.                             8.00        2/01/2016          1,182
    2,000   Tennessee Gas Pipeline Co.                             7.00       10/15/2028          2,152
      500   Transcontinental Gas Pipeline Corp.                    8.88        7/15/2012            554
    1,000   Valero Logistics Operations, LP                        6.05        3/15/2013          1,063
                                                                                                -------
                                                                                                 80,852
                                                                                                -------
            Total Energy                                                                        136,642
                                                                                                -------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            FINANCIALS (24.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
$   2,000   Mellon Bank, N.A.                                      5.45%       4/01/2016        $ 2,193
                                                                                                -------
            CONSUMER FINANCE (1.1%)
    8,000   American Express Co.                                   6.80        9/01/2066          8,070
    2,000   American General Finance Corp.                         4.88        7/15/2012          1,943
    1,000   American Honda Finance Corp.(b)                        6.70       10/01/2013          1,131
      965   Capital One Financial Corp.                            7.69        8/15/2036            990
    1,000   ERAC USA Finance Co.(b)                                6.20       11/01/2016          1,120
    1,000   Ford Motor Credit Co., LLC                             7.50        8/01/2012          1,068
    2,000   Ford Motor Credit Co., LLC                             7.00       10/01/2013          2,163
    1,266   General Motors Acceptance Corp.                        6.88        8/28/2012          1,336
                                                                                                -------
                                                                                                 17,821
                                                                                                 -------
            DIVERSIFIED BANKS (1.3%)
    1,000   Comerica Bank                                          5.20        8/22/2017          1,055
    1,000   Emigrant Bancorp, Inc.(b)                              6.25        6/15/2014            835
    1,000   First Tennessee Bank, N.A.                             4.63        5/15/2013          1,022
    3,000   First Tennessee Bank, N.A.                             5.65        4/01/2016          3,096
    2,000   First Union National Bank, FL                          6.18        2/15/2036          2,169
    3,000   First Union National Bank, NC                          6.18        2/15/2036          3,254
    2,000   Key Bank, N.A.                                         5.45        3/03/2016          2,114
    2,000   Sovereign Bank                                         2.00(e)     8/01/2013          2,000
    2,500   USB Realty Corp.(b)                                    6.09                -(f)       1,938
    3,470   Wells Fargo Capital XIII                               7.70                -(f)       3,598
    1,000   Wells Fargo Capital XV                                 9.75                -(f)       1,104
                                                                                                -------
                                                                                                 22,185
                                                                                                -------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    3,000   Goldman Sachs Capital II                               5.79                -(f)       2,546
    2,000   Merrill Lynch & Co., Inc.                              6.05        8/15/2012          2,130
                                                                                                -------
                                                                                                  4,676
                                                                                                -------
            LIFE & HEALTH INSURANCE (2.8%)
    2,000   Blue Cross Blue Shield, Inc.                           8.25       11/15/2011          2,078
    5,500   Great-West Life & Annuity Insurance Co.(b)             7.15        5/16/2046          5,665
    3,000   Jackson National Life Global Funding(b)                5.38        5/08/2013          3,253
   10,018   Lincoln National Corp.                                 7.00        5/17/2066         10,018
    5,000   MetLife Capital Trust X(b)                             9.25        4/08/2038          6,025
    2,000   MetLife, Inc.                                          6.40       12/15/2036          1,898
    2,000   Prudential Financial, Inc.                             6.00       12/01/2017          2,244
    1,000   Prudential Financial, Inc.                             8.88        6/15/2038          1,182
   12,000   StanCorp Financial Group, Inc.                         6.90        6/01/2067         11,251
    2,000   Travelers Life & Annuity(b)                            5.13        8/15/2014          2,214
                                                                                                -------
                                                                                                 45,828
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (3.0%)
$   2,000   American International Group, Inc.                     8.18%       5/15/2058        $ 2,245
    3,000   Farmers Exchange Capital(b)                            7.05        7/15/2028          2,909
    8,000   Genworth Financial, Inc.                               6.15       11/15/2066          6,300
   10,000   Glen Meadow(b)                                         6.51        2/12/2067          8,675
    2,000   HCC Insurance Holdings, Inc.                           6.30       11/15/2019          2,101
    1,000   ILFC E-Capital Trust I(b)                              5.96(e)    12/21/2065            810
    2,000   ILFC E-Capital Trust II(b)                             6.25       12/21/2065          1,640
    3,000   International Lease Finance Corp.(b)                   6.50        9/01/2014          3,210
    2,000   Liberty Mutual Group, Inc.                             7.30        6/15/2014          2,191
    3,000   Liberty Mutual Group, Inc.(b)                          7.00        3/15/2037          2,848
   13,735   Nationwide Mutual Insurance Co.(b),(c)                 5.81       12/15/2024         12,615
    3,000   Unitrin, Inc.                                          6.00       11/30/2015          3,120
                                                                                                -------
                                                                                                 48,664
                                                                                                -------
            MULTI-SECTOR HOLDINGS (0.3%)
    2,500   Leucadia National Corp.                                8.13        9/15/2015          2,762
    2,000   Leucadia National Corp.                                7.13        3/15/2017          2,090
                                                                                                -------
                                                                                                  4,852
                                                                                                -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    3,000   AgFirst Farm Credit Bank                               6.59                -(f)       2,352
    1,000   Bank of America Corp.                                  8.00                -(f)       1,038
    1,000   Bank of America Corp.                                  8.13                -(f)       1,038
    2,000   Bank of America Corp.                                  5.75       12/01/2017          2,097
    1,000   Bank of America Corp. Capital Trust XV                 1.10(e)     6/01/2056            655
    2,000   Citigroup, Inc.                                        6.38        8/12/2014          2,234
    1,000   First Republic Bank Corp.                              7.75        9/15/2012          1,072
    2,000   General Electric Capital Corp.                         4.80        5/01/2013          2,136
    6,000   General Electric Capital Corp.                         6.38       11/15/2067          6,082
    6,440   General Electric Capital Corp.                         6.38       11/15/2067          6,529
    1,000   Ohio National Financial Services, Inc.(b)              6.38        4/30/2020          1,037
                                                                                                -------
                                                                                                 26,270
                                                                                                -------
            PROPERTY & CASUALTY INSURANCE (3.9%)
    1,000   21st Century Insurance Group                           5.90       12/15/2013          1,066
    5,000   Alleghany Corp.                                        5.63        9/15/2020          4,988
    2,000   Allied World Assurance                                 5.50       11/15/2020          1,973
   10,000   Allstate Corp.                                         6.13        5/15/2037         10,237
    1,535   Assured Guaranty U.S. Holdings, Inc.                   7.00        6/01/2034          1,520
    2,425   Assured Guaranty U.S. Holdings, Inc.                   6.40       12/15/2066          1,807
    5,500   Chubb Corp.                                            6.38        3/29/2067          5,857
    3,000   Financial Security Assurance Holdings Ltd.(b)          6.40       12/15/2066          2,115
    2,275   Fund American Companies, Inc.                          5.88        5/15/2013          2,370
    1,000   Infinity Property & Casualty Corp.                     5.50        2/18/2014          1,012


================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   4,360   Ironshore Holdings, Inc.(b)                            8.50%       5/15/2020        $ 4,562
   15,810   Progressive Corp.                                      6.70        6/15/2037         16,899
    2,000   RLI Corp.                                              5.95        1/15/2014          2,094
    5,000   Travelers Companies, Inc.                              6.25        3/15/2037          5,207
    3,000   White Mountains Re Group Ltd.(b)                       6.38        3/20/2017          2,936
                                                                                                -------
                                                                                                 64,643
                                                                                                -------
            REGIONAL BANKS (3.1%)
    1,750   Bank of Oklahoma                                       5.75        5/15/2017          1,689
    2,000   Chittenden Corp.                                       5.80        2/14/2017          1,997
    1,000   City National Corp.                                    5.13        2/15/2013          1,056
    2,000   Cullen/Frost Bankers, Inc.                             5.75        2/15/2017          1,949
    6,000   Fifth Third Capital Trust IV                           6.50        4/15/2037          5,925
    2,395   First Empire Capital Trust I                           8.23        2/01/2027          2,340
    1,000   First Maryland Capital Trust I                         1.30(e)     1/15/2027            757
    2,000   Fulton Capital Trust I                                 6.29        2/01/2036          1,840
    2,000   Huntington Bancshares, Inc.                            7.00       12/15/2020          2,146
    2,500   Huntington Capital III                                 6.65        5/15/2037          2,380
    4,000   Manufacturers & Traders Trust Co.                      5.63       12/01/2021          3,795
    1,500   National City Preferred Capital Trust I               12.00              -(f)         1,692
    5,000   PNC Preferred Funding Trust III(b)                     8.70              -(f)         5,315
    2,000   Susquehanna Bancshares, Inc.                           2.11(e)     5/01/2014          1,744
    2,000   TCF Financial Bank                                     1.93(e)     6/15/2014          1,922
    2,000   TCF National Bank                                      5.50        2/01/2016          1,928
    2,000   U.S. AgBank, FCB(b)                                    6.11              -(f)         1,323
    2,500   Union Planters Corp.                                   7.75        3/01/2011          2,500
    4,000   Webster Capital Trust IV                               7.65        6/15/2037          3,812
    1,000   Webster Financial Corp.                                5.13        4/15/2014            977
    1,000   Whitney National Bank                                  5.88        4/01/2017            939
    1,000   Wilmington Trust Corp.                                 8.50        4/02/2018          1,165
    1,000   Zions Bancorp                                          6.00        9/15/2015          1,009
                                                                                                -------
                                                                                                 50,200
                                                                                                -------
            REINSURANCE (0.5%)
    5,624   Max USA Holdings Ltd.(b)                               7.20        4/14/2017          5,747
    3,000   Platinum Underwriters Finance, Inc.                    7.50        6/01/2017          3,129
                                                                                                -------
                                                                                                  8,876
                                                                                                -------
            REITs - DIVERSIFIED (0.4%)
    1,000   Liberty Property, LP                                   5.13        3/02/2015          1,067
    1,000   Liberty Property, LP                                   6.63       10/01/2017          1,152
    4,000   Washington REIT                                        5.35        5/01/2015          4,233
                                                                                                -------
                                                                                                  6,452
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.6%)
$   2,500   AMB Property, LP                                      6.30%        6/01/2013        $ 2,701
    5,000   ProLogis                                              6.88         3/15/2020          5,597
    1,000   ProLogis                                              2.25         4/01/2037            998
    1,000   ProLogis                                              1.88        11/15/2037            991
                                                                                                -------
                                                                                                 10,287
                                                                                                -------
            REITs - OFFICE (1.3%)
    2,000   BioMed Realty, LP(b)                                  6.13         4/15/2020          2,111
    2,000   Boston Properties, Inc.                               5.88        10/15/2019          2,191
      365   Boston Properties, LP                                 6.25         1/15/2013            398
    2,000   Brandywine Operating Partnership, LP                  7.50         5/15/2015          2,223
    1,000   Brandywine Operating Partnership, LP                  6.00         4/01/2016          1,061
    1,000   Duke Realty, LP                                       5.50         3/01/2016          1,049
    1,000   Duke Realty, LP                                       5.95         2/15/2017          1,079
    1,000   Duke Realty, LP                                       6.50         1/15/2018          1,071
    1,000   HRPT Properties Trust                                 5.75        11/01/2015          1,050
    2,000   HRPT Properties Trust                                 6.25         8/15/2016          2,138
    1,700   HRPT Properties Trust                                 6.25         6/15/2017          1,760
    1,000   HRPT Properties Trust                                 6.65         1/15/2018          1,054
    1,500   Mack-Cali Realty, LP                                  5.80         1/15/2016          1,586
    1,000   Mack-Cali Realty, LP                                  7.75         8/15/2019          1,159
    1,000   Reckson Operating Partnership, LP                     6.00         3/31/2016          1,062
                                                                                                -------
                                                                                                 20,992
                                                                                                -------
            REITs - RESIDENTIAL (0.8%)
    2,000   AvalonBay Communities, Inc.                           5.50         1/15/2012          2,076
    1,330   BRE Properties, Inc.                                  5.50         3/15/2017          1,428
    1,000   ERP Operating, LP                                     6.63         3/15/2012          1,060
    1,965   ERP Operating, LP                                     6.58         4/13/2015          2,276
    1,000   Post Apartment Homes, LP                              5.45         6/01/2012          1,033
    3,000   UDR, Inc.                                             5.13         1/15/2014          3,137
    2,000   United Dominion Realty Trust                          5.25         1/15/2015          2,097
                                                                                                -------
                                                                                                 13,107
                                                                                                -------
            REITs - RETAIL (1.2%)
    1,000   Developers Diversified Realty Corp.                   5.38        10/15/2012          1,032
    2,000   Developers Diversified Realty Corp.                   5.50         5/01/2015          2,069
    3,000   Equity One, Inc.                                      6.25        12/15/2014          3,232
    1,000   Federal Realty Investment Trust                       6.20         1/15/2017          1,121
    1,000   National Retail Properties, Inc.                      6.88        10/15/2017          1,079
    1,000   Pan Pacific Retail Properties, Inc.                   5.25         9/01/2015          1,057
    2,000   Realty Income Corp.                                   5.95         9/15/2016          2,202
    2,000   Regency Centers, LP                                   5.88         6/15/2017          2,185

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   1,000   Simon Property Group, LP                               6.10%       5/01/2016        $ 1,134
    4,000   Weingarten Realty Investors                            4.86        1/15/2014          4,113
                                                                                                -------
                                                                                                 19,224
                                                                                                -------
            REITs - SPECIALIZED (1.9%)
    6,000   Entertainment Properties Trust(b)                      7.75        7/15/2020          6,330
    2,000   Health Care Property Investors, Inc.                   6.30        9/15/2016          2,244
    2,000   Health Care REIT, Inc.                                 4.70        9/15/2017          2,026
    3,000   Health Care REIT, Inc.                                 6.13        4/15/2020          3,199
    2,000   Health Care REIT, Inc.                                 4.95        1/15/2021          1,945
    3,000   Healthcare Realty Trust                                6.50        1/17/2017          3,331
    1,000   Hospitality Properties Trust                           5.13        2/15/2015          1,032
    1,000   Host Hotels & Resorts, LP                              9.00        5/15/2017          1,125
    2,000   Nationwide Health Properties, Inc.                     6.90       10/01/2037          2,045
    2,500   Senior Housing Properties Trust                        6.75        4/15/2020          2,657
    1,000   Ventas Realty, LP                                      9.00        5/01/2012          1,054
      500   Ventas Realty, LP                                      6.50        6/01/2016            521
    3,000   Ventas Realty, LP                                      6.75        4/01/2017          3,134
                                                                                                -------
                                                                                                 30,643
                                                                                                -------
            Total Financials                                                                    396,913
                                                                                                -------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.2%)
    1,000   Baxter International, Inc.                             4.00        3/01/2014          1,067
    1,000   Hospira, Inc.                                          6.40        5/15/2015          1,133
    1,000   Hospira, Inc.                                          6.05        3/30/2017          1,125
                                                                                                -------
                                                                                                  3,325
                                                                                                -------
            HEALTH CARE FACILITIES (0.1%)
    1,500   HCA, Inc.                                              7.25        9/15/2020          1,613
                                                                                                -------
            HEALTH CARE SERVICES (0.1%)
    1,000   Laboratory Corp. of America                            5.63       12/15/2015          1,102
                                                                                                -------
            MANAGED HEALTH CARE (0.1%)
    2,000   Highmark, Inc.(b)                                      6.80        8/15/2013          2,248
                                                                                                -------
            Total Health Care                                                                     8,288
                                                                                                -------
            INDUSTRIALS (3.8%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,500   L 3 Communications Corp.                               6.38       10/15/2015          2,591
                                                                                                -------
            AIR FREIGHT & LOGISTICS (0.2%)
    2,000   FedEx Corp.                                            7.38        1/15/2014          2,299
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            AIRLINES (1.1%)
$   302     America West Airlines, Inc. Pass-Through Trust          6.87%      1/02/2017        $   298
  1,637     America West Airlines, Inc. Pass-Through Trust (INS)    7.93       1/02/2019          1,706
  1,000     American Airlines, Inc. Pass-Through Trust              6.82       5/23/2011          1,010
  2,449     American Airlines, Inc. Pass-Through Trust             10.38       7/02/2019          2,933
  4,697     Continental Airlines, Inc. Pass-Through Trust           9.00       7/08/2016          5,448
    949     Continental Airlines, Inc. Pass-Through Trust           6.55       2/02/2019          1,011
  1,106     Continental Airlines, Inc. Pass-Through Trust (INS)     6.24       3/15/2020          1,119
  5,000     US Airways Group, Inc.                                  6.25       4/22/2023          5,000
                                                                                                -------
                                                                                                 18,525
                                                                                                -------
            BUILDING PRODUCTS (0.2%)
  1,000     Building Materials Corp.(b)                             7.00       2/15/2020          1,055
  1,000     USG Corp.                                               6.30      11/15/2016            935
  1,000     USG Corp.                                               9.75       1/15/2018          1,023
                                                                                                -------
                                                                                                  3,013
                                                                                                -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
  1,000     CNH Global N.V.(b)                                      7.88      12/01/2017          1,116
  1,000     Manitowoc Co., Inc.(a),(d)                              7.50       4/14/2014          1,017
  1,000     Paccar, Inc.                                            6.88       2/15/2014          1,147
                                                                                                -------
                                                                                                  3,280
                                                                                                -------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
  2,000     Allied Waste North America, Inc.                        6.88       6/01/2017          2,185
                                                                                                -------
            INDUSTRIAL CONGLOMERATES (0.7%)
  2,960     Pinafore, LLC(a)                                        6.25       9/07/2016          3,010
  2,000     Textron Financial Corp.                                 5.40       4/28/2013          2,110
  3,000     Tyco International Finance                              8.50       1/15/2019          3,854
  2,000     Tyco International Finance S.A.                         4.13      10/15/2014          2,137
                                                                                                -------
                                                                                                 11,111
                                                                                                -------
            INDUSTRIAL MACHINERY (0.1%)
  1,500     SPX Corp.(b)                                            6.88       9/01/2017          1,620
                                                                                                -------
            RAILROADS (0.8%)
 10,000     BNSF Funding Trust I                                    6.61      12/15/2055         10,426
  3,272     Southern Capital Corp.(b)                               5.70       6/30/2022          2,955
                                                                                                -------
                                                                                                 13,381
                                                                                                -------
            SECURITY & ALARM SERVICES (0.2%)
  2,000     Corrections Corp. of America                            7.75       6/01/2017          2,195
  1,000     GEO Group, Inc.                                         7.75      10/15/2017          1,055
                                                                                                -------
                                                                                                  3,250
                                                                                                -------
              Total Industrials                                                                  61,255
                                                                                                -------

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
$   1,000   Computer Sciences Corp.                                 5.50%      3/15/2013        $ 1,073
    2,000   First American Capital Trust I                          8.50       4/15/2012          2,040
                                                                                                -------
            Total Information Technology                                                          3,113
                                                                                                -------
            MATERIALS (1.5%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
      929   Sweetwater Investors, LLC(b)                            5.88       5/15/2014            862
                                                                                                -------
            DIVERSIFIED CHEMICALS (0.3%)
    2,000   Chevron Phillips Chemical Co., LP(b)                    7.00       6/15/2014          2,269
    2,000   Dow Chemical Co.                                        5.90       2/15/2015          2,221
    1,000   E.I. du Pont de Nemours and Co.                         6.00       7/15/2018          1,148
                                                                                                -------
                                                                                                  5,638
                                                                                                -------
            GOLD (0.1%)
    2,000   Barrick Gold Finance Co., LLC                           6.13       9/15/2013          2,239
                                                                                                -------
            METAL & GLASS CONTAINERS (0.5%)
    2,000   Ball Corp.                                              6.63       3/15/2018          2,055
    4,000   Reynolds Group Holdings Ltd.(a)                         6.50       5/05/2016          4,010
    2,725   Silgan Holdings, Inc.                                   7.25       8/15/2016          2,929
                                                                                                -------
                                                                                                  8,994
                                                                                                -------
            PAPER PRODUCTS (0.3%)
    1,000   Clearwater Paper Corp.(b)                               7.13      11/01/2018          1,042
    3,000   International Paper Co.                                 7.50       8/15/2021          3,553
                                                                                                -------
                                                                                                  4,595
                                                                                                -------
            STEEL (0.2%)
    2,000   Allegheny Technologies, Inc.                            9.38       6/01/2019          2,489
                                                                                                -------
            Total Materials                                                                      24,817
                                                                                                -------
            TELECOMMUNICATION SERVICES (1.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    5,000   Qwest Communications International                      7.13       4/01/2018          5,425
    4,000   Qwest Corp.                                             8.38       5/01/2016          4,810
    1,000   Verizon Communications, Inc.                            5.25       4/15/2013          1,088
    2,000   Windstream Corp.                                        7.88      11/01/2017          2,152
                                                                                                -------
                                                                                                 13,475
                                                                                                -------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    3,000   Verizon Wireless Capital, LLC                           5.55       2/01/2014          3,328
                                                                                                -------
            Total Telecommunication Services                                                     16,803
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            UTILITIES (11.6%)
            -----------------
            ELECTRIC UTILITIES (5.5%)
$   1,000   Ameren Corp.                                            8.88%      5/15/2014        $ 1,147
    1,000   Ameren Ill Co.                                          6.13      11/15/2017          1,117
    1,000   Ameren UE                                               5.10      10/01/2019          1,053
    2,000   AmerenIP                                                9.75      11/15/2018          2,575
      981   Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust      6.85       6/01/2034          1,037
    1,045   Carolina Power & Light Co.                              6.13       9/15/2033          1,129
    1,203   Cedar Brakes II, LLC(b)                                 9.88       9/01/2013          1,279
    2,000   Cleveland Electric Illuminating Co.                     8.88      11/15/2018          2,531
    2,000   Commonwealth Edison Co.                                 5.80       3/15/2018          2,244
    1,000   Duke Energy Carolinas, LLC                              5.75      11/15/2013          1,124
    9,000   Duquesne Light Holdings, Inc.(b)                        6.40       9/15/2020          9,028
    2,000   Entergy Mississippi, Inc.                               5.92       2/01/2016          2,005
      676   FPL Energy National Wind, LLC(b)                        5.61       3/10/2024            682
    9,000   FPL Group Capital, Inc.                                 6.35      10/01/2066          8,842
    1,000   FPL Group Capital, Inc.                                 7.30       9/01/2067          1,044
    3,000   Great Plains Energy, Inc.                               6.88       9/15/2017          3,389
    2,000   Indiana Michigan Power Co.                              7.00       3/15/2019          2,358
    2,320   ITC Holdings Corp.(b)                                   5.25       7/15/2013          2,412
    2,000   Metropolitan Edison Co.                                 7.70       1/15/2019          2,371
    1,000   MidAmerican Energy Holdings Co.                         5.88      10/01/2012          1,078
    1,000   Nevada Power Co.                                        6.50       5/15/2018          1,153
    2,000   Northeast Utilities                                     5.65       6/01/2013          2,177
    1,700   Northern States Power Co.                               8.00       8/28/2012          1,882
    3,000   NV Energy, Inc.                                         6.25      11/15/2020          2,997
      117   Oglethorpe Power Corp.                                  6.97       6/30/2011            117
    2,000   Oglethorpe Power Corp.                                  6.10       3/15/2019          2,251
    2,000   Otter Tail Corp.                                        9.00      12/15/2016          2,180
   12,600   PPL Capital Funding, Inc.                               6.70       3/30/2067         12,395
    1,000   PSI Energy, Inc.                                        6.05       6/15/2016          1,141
    3,000   Public Service Co. of New Mexico                        7.95       5/15/2018          3,400
    1,000   Public Service Co. of Oklahoma                          6.15       8/01/2016          1,130
    4,000   Texas-New Mexico Power Co.(b)                           9.50       4/01/2019          5,130
      967   Texas Competitive Electric Holdings Co., LLC(a)         3.80      10/10/2014            798
      967   Texas Competitive Electric Holdings Co., LLC(a)         3.80      10/10/2014            798
      995   Texas Competitive Electric Holdings Co., LLC(a)         3.80      10/10/2014            821
      674   Tristate General & Transport Association(b)             6.04       1/31/2018            727
    1,000   Union Electric Co.                                      6.70       2/01/2019          1,161
    1,000   Virginia Electric Power Co.                             5.40       1/15/2016          1,129
                                                                                                -------
                                                                                                 89,832
                                                                                                -------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            GAS UTILITIES (1.7%)
$   2,000   AGL Capital Corp.                                       6.38%      7/15/2016        $ 2,278
    2,000   Atmos Energy Corp.                                      6.35       6/15/2017          2,229
    1,000   Atmos Energy Corp.                                      8.50       3/15/2019          1,261
    2,000   Florida Gas Transmission Co.(b)                         7.90       5/15/2019          2,414
    3,000   Florida Gas Transmission Co.(b)                         5.45       7/15/2020          3,141
    3,000   Gulfstream Natural Gas(b)                               6.95       6/01/2016          3,502
    1,000   National Fuel Gas Co.                                   7.38       6/13/2025          1,081
    1,000   Northern Natural Gas Co.(b)                             5.38      10/31/2012          1,077
    1,000   Questar Pipeline Co.                                    5.83       2/01/2018          1,107
    8,110   SourceGas, LLC(b)                                       5.90       4/01/2017          7,994
    1,000   Southern Star Central Gas Pipeline, Inc.(b)             6.00       6/01/2016          1,095
                                                                                                -------
                                                                                                 27,179
                                                                                                -------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   2,680    IPALCO Enterprises, Inc.(b)                             7.25       4/01/2016          2,901
                                                                                                -------
            MULTI-UTILITIES (4.1%)
   1,000    Baltimore Gas and Electric Co.                          5.90      10/01/2016          1,129
   3,500    Black Hills Corp.                                       6.50       5/15/2013          3,801
   3,000    Black Hills Corp.                                       5.88       7/15/2020          3,103
   2,000    CenterPoint Energy Houston Electric, LLC                7.00       3/01/2014          2,301
   1,000    CenterPoint Energy Resources Corp.                      5.95       1/15/2014          1,107
   2,000    CMS Energy Corp.                                        6.25       2/01/2020          2,075
   1,000    Dominion Resources, Inc.                                8.88       1/15/2019          1,293
   5,000    Dominion Resources, Inc.                                7.50       6/30/2066          5,243
   5,000    Dominion Resources, Inc.                                6.30       9/30/2066          4,888
   1,000    Energy East Corp.                                       6.75       6/15/2012          1,064
  14,025    Integrys Energy Group, Inc.                             6.11      12/01/2066         13,621
   1,000    New York State Electric & Gas Corp.                     5.50      11/15/2012          1,056
   1,000    NiSource Finance Corp.                                  6.40       3/15/2018          1,130
   1,000    Puget Sound Energy, Inc.                                6.75       1/15/2016          1,167
   9,500    Puget Sound Energy, Inc.                                6.97       6/01/2067          9,363
   2,000    Sempra Energy                                           9.80       2/15/2019          2,691
  13,000    Wisconsin Energy Corp.                                  6.25       5/15/2067         12,984
                                                                                                -------
                                                                                                 68,016
                                                                                                -------
            WATER UTILITIES (0.1%)
   2,000    American Water Capital Corp.                            6.09      10/15/2017          2,270
                                                                                                -------
            Total Utilities                                                                     190,198
                                                                                                -------
            Total Corporate Obligations (cost: $807,442)                                        882,098
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.4%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
$   7,000   Viterra, Inc.(b)                                        5.95%      8/01/2020        $ 6,972
                                                                                                -------
            BREWERS (0.2%)
    2,000   Anheuser-Busch Companies, Inc.(b)                       7.20       1/15/2014          2,307
                                                                                                -------
            FOOD RETAIL (0.1%)
    1,485   Ahold Lease USA, Inc.                                   7.82       1/20/2020          1,657
                                                                                                -------
            Total Consumer Staples                                                               10,936
                                                                                                -------
            ENERGY (1.4%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    1,000   Husky Energy, Inc.                                      7.25      12/15/2019          1,190
       50   PEMEX Finance Ltd.                                      9.03       2/15/2011             50
                                                                                                -------
                                                                                                  1,240
                                                                                                -------
            OIL & GAS DRILLING (0.0%)
      166   Delek & Avner-Yam Tethys Ltd.(b)                        1.39(e)    8/01/2013            167
      280   Delek & Avner-Yam Tethys Ltd.(b)                        5.33       8/01/2013            282
                                                                                                -------
                                                                                                    449
                                                                                                -------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000   Weatherford International Ltd.                          9.63       3/01/2019          2,611
                                                                                                -------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,500   Talisman Energy, Inc.                                   7.75       6/01/2019          1,844
    2,000   Woodside Finance Ltd.(b)                                8.75       3/01/2019          2,500
                                                                                                -------
                                                                                                  4,344
                                                                                                -------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,000   Nakilat, Inc.(b)                                        6.07      12/31/2033          1,036
    2,000   TransCanada Pipelines Ltd.                              7.13       1/15/2019          2,444
   11,360   TransCanada Pipelines Ltd.                              6.35       5/15/2067         11,411
                                                                                                -------
                                                                                                 14,891
                                                                                                -------
            Total Energy                                                                         23,535
                                                                                                -------
            FINANCIALS (3.9%)
            -----------------
            DIVERSIFIED BANKS (1.0%)
    3,000   BayernLB Capital Trust l                                6.20               -(f)       1,440
    2,000   LBG Capital No.1 plc                                    8.00       6/15/2020          1,800
    3,000   LBG Capital No.1 plc                                    7.88      11/01/2020          2,820
    1,000   Lloyds TSB Bank plc(b)                                  4.38       1/12/2015          1,003
    2,000   National Capital Trust II(b)                            5.49               -(f)       1,953
    2,000   Nordea Bank AB(b)                                       5.42               -(f)       1,902
    4,000   Royal Bank of Scotland Group plc                        7.64               -(f)       2,900

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   2,000   Standard Chartered plc(b)                               6.41%              -(f)     $ 1,874
    1,000   Westpac Capital Trust IV(b)                             5.26               -(f)         960
                                                                                                -------
                                                                                                 16,652
                                                                                                -------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
    1,000   Brookfield Asset Management, Inc.                       7.13       6/15/2012          1,065
    4,500   Brookfield Asset Management, Inc.                       5.80       4/25/2017          4,632
                                                                                                -------
                                                                                                  5,697
                                                                                                -------
            MULTI-LINE INSURANCE (1.1%)
    1,500   AXA S.A.                                                3.67(e)            -(f)       1,024
    2,000   AXA S.A.(b)                                             6.46               -(f)       1,770
   13,000   Oil Insurance Ltd.(b)                                   7.56               -(f)      12,179
    3,000   ZFS Finance USA Trust II(b)                             6.45      12/15/2065          3,030
                                                                                                -------
                                                                                                 18,003
                                                                                                -------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    4,000   ING Groep N.V.                                          5.78               -(f)       3,500
                                                                                                -------
            PROPERTY & CASUALTY INSURANCE (0.8%)
    2,000   Allied World Assurance Holdings Ltd.                    7.50       8/01/2016          2,252
    3,000   Catlin Insurance Co. Ltd.(b)                            7.25               -(f)       2,753
    9,000   QBE Insurance Group Ltd.(b)                             5.65       7/01/2023          8,495
                                                                                                -------
                                                                                                 13,500
                                                                                                -------
            REITs - RETAIL (0.2%)
    2,000   WEA Finance(b)                                          5.75       9/02/2015          2,191
                                                                                                -------
            SPECIALIZED FINANCE (0.2%)
    4,000   XL Capital Ltd.                                         6.50               -(f)       3,655
                                                                                                -------
            Total Financials                                                                     63,198
                                                                                                -------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
    2,000   Valeant Pharmaceuticals(b)                              6.88      12/01/2018          2,065
                                                                                                -------
            INDUSTRIALS (0.5%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.3%)
    4,000   Hutchison Whampoa, Ltd.(b)                              6.00               -(f)       3,970
    1,000   Siemens Financieringsmat(b)                             6.13       8/17/2026          1,132
                                                                                                -------
                                                                                                  5,102
                                                                                                -------
            INDUSTRIAL MACHINERY (0.2%)
    2,000   Ingersoll-Rand GL Holding Co.                           9.50       4/15/2014          2,408
                                                                                                -------
            Total Industrials                                                                     7,510
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
            MATERIALS (1.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.4%)
$   1,306   CRH America, Inc.                                       5.63%      9/30/2011        $ 1,345
    2,000   CRH America, Inc.                                       6.00       9/30/2016          2,151
    3,000   CRH America, Inc.                                       5.75       1/15/2021          3,010
                                                                                                -------
                                                                                                  6,506
                                                                                                -------
            DIVERSIFIED METALS & MINING (0.6%)
    2,000   Glencore Funding, LLC(b)                                6.00       4/15/2014          2,119
    3,000   Noranda, Inc.                                           6.00      10/15/2015          3,315
    3,000   Rio Tinto Finance (USA) Ltd.                            8.95       5/01/2014          3,647
    1,000   Teck Resources Ltd.                                    10.75       5/15/2019          1,302
                                                                                                -------
                                                                                                 10,383
                                                                                                -------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,000   Incitec Pivot Finance, LLC(b)                           6.00      12/10/2019          3,086
                                                                                                -------
            GOLD (0.1%)
    2,000   Barrick Gold Corp.                                      6.95       4/01/2019          2,439
                                                                                                -------
            PAPER PRODUCTS (0.2%)
      500   PE Paper Escrow GmbH(b)                                12.00       8/01/2014            584
    2,000   Sappi Papier Holding AG(b)                              6.75       6/15/2012          2,056
                                                                                                -------
                                                                                                  2,640
                                                                                                -------
            STEEL (0.1%)
    1,000   ArcelorMittal                                           9.00       2/15/2015          1,200
                                                                                                -------
            Total Materials                                                                      26,254
                                                                                                -------

            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000   Telecom Italia Capital                                  5.25      11/15/2013          2,087
                                                                                                -------
            UTILITIES (0.1%)
            ----------------
            INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS (0.1%)
    2,000   Transalta Corp.                                         4.75       1/15/2015          2,127
                                                                                                -------
            Total Eurodollar and Yankee Obligations (cost: $130,127)                            137,712
                                                                                                -------

            ASSET-BACKED SECURITIES (6.5%)

            FINANCIALS (6.5%)
            -----------------
            ASSET-BACKED FINANCING (6.5%)
      125   Aerco Ltd.(b)                                           0.78       7/15/2025            117
    2,333   AESOP Funding II, LLC(b)                                0.48       3/20/2012          2,328
    3,000   AESOP Funding II, LLC(b)                                9.31      10/20/2013          3,309

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                           COUPON                           VALUE
(000)       SECURITY                                              RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------
$   5,000   AESOP Funding II, LLC                                   6.74%      5/20/2016        $ 5,605
    2,000   American Express Credit Account Master Trust(b)         0.54       3/17/2014          1,997
    3,000   American Express Credit Account Master Trust(b)         0.61       9/15/2016          2,924
    5,000   AmeriCredit Automobile Receivables Trust                6.96      10/14/2014          5,347
      651   Banc of America Securities Auto Trust                   5.51       2/19/2013            652
    4,405   Bank One Issuance Trust                                 4.77       2/16/2016          4,692
    2,000   Bank One Issuance Trust                                 1.06(e)    2/15/2017          1,982
    2,000   Cabela's Credit Card Master Note Trust(b)               5.26      10/15/2014          2,055
      445   Capital One Auto Finance Trust                          0.29(e)    5/15/2013            443
      610   Caterpillar Financial Asset Trust                       4.94       4/25/2014            612
    2,367   CenterPoint Energy Transition Bond Co. III, LLC         4.19       2/01/2020          2,547
    4,304   Centre Point Funding, LLC(b)                            5.43       7/20/2015          4,509
    1,000   Citibank Credit Card Issuance Trust                     6.95       2/18/2014          1,053
    4,000   Citibank Credit Card Issuance Trust                     6.30       6/20/2014          4,243
    1,000   Citibank Credit Card Issuance Trust                     5.50       3/24/2017          1,085
    1,000   Citibank Credit Card Issuance Trust                     5.65       9/20/2019          1,136
    5,000   Credit Acceptance Auto Loan Trust(b)                    5.68       5/15/2017          5,163
      187   Detroit Edison Securitization Funding, LLC              6.19       3/01/2013            188
    2,000   Ford Credit Auto Owner Trust                            2.01(e)    4/15/2013          2,027
    1,000   GE Capital Credit Card Master Note Trust                0.30(e)    3/15/2015            996
    5,000   GE Capital Credit Card Master Note Trust                4.47       3/15/2020          5,305
      127   GE Equipment Midticket, LLC                             0.29(e)   10/15/2012            127
    2,463   GE Equipment Midticket, LLC                             0.41(e)    9/15/2017          2,446
    2,236   GE Equipment Midticket, LLC                             0.58(e)    9/15/2017          2,193
    3,000   Hertz Vehicle Financing, LLC(b)                         4.26       3/25/2014          3,150
    5,000   Hertz Vehicle Financing, LLC(b)                         5.93       3/25/2016          5,499
    2,000   Hertz Vehicle Financing, LLC                            6.44       2/15/2019          2,080
      713   Huntington Auto Trust(b)                                4.81       4/16/2012            716
    2,000   Hyundai Auto Receivables Trust                          5.48      11/17/2014          2,126
    2,000   MBNA Master Credit Card Note Trust                      6.80       7/15/2014          2,112
    7,500   Rental Car Finance Corp.(b),(c)                         0.40(e)    7/25/2013          7,246
    5,289   SLM Student Loan Trust                                  0.66(e)    4/25/2025          4,675
    6,045   SLM Student Loan Trust                                  0.68(e)    4/25/2025          5,020
    1,479   SLM Student Loan Trust                                  0.50(e)   10/27/2025          1,206
    1,718   SLM Student Loan Trust                                  0.85(e)   10/25/2038          1,405
    2,062   Trinity Rail Leasing, LP (INS)                          5.27       8/14/2027          2,053
    4,445   Trinity Rail Leasing, LP(b)                             5.90       5/14/2036          4,332
                                                                                                -------
            Total Financials                                                                    106,701
                                                                                                -------
            Total Asset-Backed Securities (cost: $98,895)                                       106,701
                                                                                                -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (16.1%)

            FINANCIALS (16.1%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.9%)
$   2,000   Banc of America Commercial Mortgage, Inc.                 6.33%       5/11/2035   $   2,019
    2,000   Banc of America Commercial Mortgage, Inc.                 6.97        4/15/2036       2,009
      870   Banc of America Commercial Mortgage, Inc.                 6.56        4/11/2037         854
    1,905   Banc of America Commercial Mortgage, Inc.                 4.50        7/10/2042       1,917
    1,000   Banc of America Commercial Mortgage, Inc.                 4.99       11/10/2042       1,011
    1,000   Banc of America Commercial Mortgage, Inc.                 5.26       11/10/2042         764
    5,400   Banc of America Commercial Mortgage, Inc.                 4.51       12/10/2042       5,547
    2,400   Banc of America Commercial Mortgage, Inc.                 4.95        7/10/2043       2,476
    4,000   Banc of America Commercial Mortgage, Inc.                 5.72        5/10/2045       4,342
    7,523   Banc of America Commercial Mortgage, Inc.                 5.18       10/10/2045       7,800
    4,787   Banc of America Commercial Mortgage, Inc.                 5.35        9/10/2047       5,031
    3,320   Banc of America Commercial Mortgage, Inc.(b)              5.46        9/10/2047       3,016
      949   Banc of America Commercial Mortgage, Inc.(b)              5.50        9/10/2047         870
    2,000   Banc of America Commercial Mortgage, Inc.                 6.20        2/10/2051       2,093
    1,000   BCRR Trust(b)                                             5.86        7/17/2040         966
    1,500   Bear Stearns Commercial Mortgage Securities, Inc.(b)      6.00        6/16/2030       1,570
    3,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.47        4/12/2038       3,183
    2,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.53       10/12/2041       2,162
    1,798   Bear Stearns Commercial Mortgage Securities, Inc.         4.82        2/13/2042       1,905
    1,620   Citigroup Commercial Mortgage Trust                       4.83        5/15/2043       1,680
    2,300   Citigroup Commercial Mortgage Trust                       5.23        7/15/2044       2,493
    2,000   Citigroup Commercial Mortgage Trust(b)                    4.83        9/20/2051       1,986
    1,000   Commercial Mortgage Asset Trust                           7.64       11/17/2032         994
    5,000   Commercial Mortgage Trust                                 5.54        2/11/2017       5,301
    3,000   Commercial Mortgage Trust                                 4.58       10/15/2037       3,018
    5,000   Commercial Mortgage Trust                                 5.12        6/10/2044       5,366
    2,500   Credit Suisse First Boston Mortgage Capital               5.71        2/15/2039       2,678
    3,525   Credit Suisse First Boston Mortgage Securities Corp.(b)   6.65       12/18/2035       3,530
      221   Credit Suisse First Boston Mortgage Securities Corp.      4.30        7/15/2036         221
    4,000   Credit Suisse First Boston Mortgage Securities Corp.      5.11        7/15/2036       4,289
    6,000   Credit Suisse First Boston Mortgage Securities Corp.      4.73        7/15/2037       6,005
    1,555   Credit Suisse First Boston Mortgage Securities Corp.      5.10        8/15/2038       1,630
    3,000   Credit Suisse First Boston Mortgage Securities Corp.      5.10        8/15/2038       3,180
    1,000   Credit Suisse First Boston Mortgage Securities Corp.      4.82       10/15/2039         624
    1,914   Credit Suisse First Boston Mortgage Securities Corp.      5.21       12/15/2040       1,986
    1,184   Deutsche Mortgage & Asset Receiving Corp.                 7.50        6/15/2031       1,237
    1,500   GE Capital Commercial Mortgage Corp.(b)                   5.34       12/10/2037       1,465
    2,200   GE Capital Commercial Mortgage Corp.                      6.26        6/10/2038       2,233
    1,200   GE Capital Commercial Mortgage Corp.                      5.33       11/10/2045       1,280
    5,000   GE Commercial Mortgage Corp.                              5.07        7/10/2045       5,040

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------
$   1,428   GE Commercial Mortgage Corp.                              4.35%       6/10/2048   $   1,449
    2,000   GMAC Commercial Mortgage Securities, Inc.                 6.50        5/15/2035       2,079
    2,000   GMAC Commercial Mortgage Securities, Inc.                 4.75        5/10/2043       2,056
    2,829   GMAC Commercial Mortgage Securities, Inc.                 4.81        5/10/2043       2,764
    2,000   Greenwich Capital Commercial Funding Corp.                5.44        3/10/2039       2,134
      851   GS Mortgage Securities Corp. II(b)                        6.04        8/15/2018         864
    2,000   GS Mortgage Securities Corp. II                           5.53        8/10/2038       1,820
    5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.82        9/12/2037       5,095
    4,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.99        9/12/2037       4,004
    3,200   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.00       10/15/2042       3,317
    1,429   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.32        1/12/2043       1,469
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.49        4/15/2043       2,122
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.79        6/12/2043       2,147
    5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.42       12/12/2043       5,379
    3,650   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.30       12/15/2044       3,705
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.34       12/15/2044       3,253
    3,943   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.88        4/15/2045       4,237
    1,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.37        5/15/2045       1,061
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    4.63        3/15/2046       2,054
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    5.41        5/15/2047       1,820
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.    6.26        2/15/2051       2,117
    4,000   LB-UBS Commercial Mortgage Trust                          5.02        8/15/2029       4,277
    4,220   LB-UBS Commercial Mortgage Trust                          4.51       12/15/2029       4,296
    3,000   LB-UBS Commercial Mortgage Trust                          5.21        4/15/2030       3,111
    3,400   LB-UBS Commercial Mortgage Trust                          5.47       11/15/2030       3,603
    3,000   LB-UBS Commercial Mortgage Trust                          5.22        2/15/2031       3,106
    3,000   LB-UBS Commercial Mortgage Trust                          5.64        3/15/2032       3,184
    2,999   LB-UBS Commercial Mortgage Trust(b)                       5.33       12/15/2036       2,753
    2,000   LB-UBS Commercial Mortgage Trust                          5.39        4/15/2040       1,610
    2,723   Machine One Trust(b)                                      5.22        5/28/2040       2,677

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------
$   2,000   Merrill Lynch Mortgage Trust                              5.24%      11/12/2037   $   2,033
    2,000   Merrill Lynch Mortgage Trust                              5.10        7/12/2038       1,532
    2,000   Merrill Lynch Mortgage Trust                              4.86       10/12/2041       2,125
    4,285   Merrill Lynch Mortgage Trust                              4.92       10/12/2041       4,354
    3,940   Merrill Lynch Mortgage Trust                              5.76        8/12/2043       4,156
    2,000   Merrill Lynch Mortgage Trust                              5.38        1/12/2044       1,263
    2,900   Merrill Lynch Mortgage Trust                              5.38        8/12/2048       3,013
    2,000   Merrill Lynch Mortgage Trust                              6.27        2/12/2051       1,585
    2,000   Merrill Lynch Mortgage Trust(b)                           6.27        2/12/2051         729
    2,000   Merrill Lynch-Countrywide Commercial Mortgage Trust       5.92        6/12/2046       2,029
    2,000   Merrill Lynch-Countrywide Commercial Mortgage Trust       5.38        7/12/2046       2,129
    4,000   Morgan Stanley Capital I, Inc.                            5.97        8/12/2041       4,307
    4,600   Morgan Stanley Capital I, Inc.                            5.69        7/12/2044       4,915
    3,445   Morgan Stanley Capital I, Inc.                            4.89        6/12/2047       3,744
    3,000   Morgan Stanley Capital I, Inc.                            4.77        7/15/2056       3,005
    3,411   Morgan Stanley Dean Witter Capital I, Inc.(b)             5.13        5/24/2043       3,328
    3,213   Prudential Securities Secured Financing Corp.             6.76        6/16/2031       3,222
    3,000   Royal Bank of Scotland(b)                                 5.88        6/16/2049       2,947
    1,038   Structured Asset Securities Corp.                         7.15       10/12/2034       1,058
    2,000   Timberstar Trust(b)                                       5.75       10/15/2036       2,056
    3,000   Wachovia Bank Commercial Mortgage Trust                   5.08       11/15/2035       2,997
    2,000   Wachovia Bank Commercial Mortgage Trust                   5.08        3/15/2042       2,131
    1,752   Wachovia Bank Commercial Mortgage Trust                   4.81        4/15/2042       1,858
    4,860   Wachovia Bank Commercial Mortgage Trust                   5.18        7/15/2042       5,030
    4,995   Wachovia Bank Commercial Mortgage Trust                   5.50       10/15/2048       5,084
                                                                                              ---------
                                                                                                259,964
                                                                                              ---------
            ESCROWED BONDS (0.1%)
      978   GS Mortgage Securities Corp. II                           6.62        5/03/2018         982
                                                                                              ---------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
              SECURITIES (0.1%)
   24,955   Credit Suisse First Boston Mortgage
              Securities Corp., acquired 8/30/2004;
              cost $1,080(b),(g)                                      0.96        1/15/2037         111
   62,982   GS Mortgage Securities Corp. II,
              acquired 5/13/2004; cost $947(b),(g)                    0.18        5/03/2018         130
   26,706   J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 8/05/2009;
              cost $347(b),(g)                                        0.67        1/12/2037         170
   53,083   LB-UBS Commercial Mortgage Trust,
              acquired 8/05/2009; cost $807(b),(g)                    1.04        3/15/2036         270
  108,654   LB-UBS Commercial Mortgage Trust,
              acquired 7/22/2009; cost $1,401(b),(g)                  0.72       10/15/2036         670

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE          MATURITY       (000)
-------------------------------------------------------------------------------------------------------
$   8,755   Morgan Stanley Capital I, Inc., acquired
             1/23/2004; cost $477(b),(g)                              0.84%       9/13/2045   $      82
   44,920   Morgan Stanley Capital I, Inc.,
             acquired 8/05/2009; cost $665(b),(g)                     0.44        6/12/2047         523
                                                                                              ---------
                                                                                                  1,956
                                                                                              ---------
            Total Financials                                                                    262,902
                                                                                              ---------
            Total Commercial Mortgage Securities (cost: $249,741)                               262,902
                                                                                              ---------
            U.S. GOVERNMENT AGENCY ISSUES (0.3%)(h)
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
    1,827   Freddie Mac(+)                                            4.50        1/15/2029       1,866
                                                                                              ---------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.2%)
    1,186   Freddie Mac(+)                                            5.00        9/01/2020       1,271
    1,291   Freddie Mac(+)                                            5.50        4/01/2036       1,381
                                                                                              ---------
                                                                                                  2,652
                                                                                              ---------
            Total U.S. Government Agency Issues (cost: $4,265)                                    4,518
                                                                                              ---------

            U.S. TREASURY SECURITIES (5.8%)
            BONDS (1.4%)
   20,000   4.25%, 11/15/2040                                                                    18,962
    5,000   3.88%, 8/15/2040                                                                      4,437
                                                                                              ---------
                                                                                                 23,399
                                                                                              ---------
            INFLATION-INDEXED NOTES (2.4%)
   38,643   1.75%, 1/15/2028                                                                     38,516
                                                                                              ---------
            NOTES (2.0%)
   25,000   3.63%, 2/15/2020                                                                     25,873
    7,000   3.50%, 5/15/2020                                                                      7,141
                                                                                              ---------
                                                                                                 33,014
                                                                                              ---------
            Total U.S. Treasury Securities (cost: $96,309)                                       94,929
                                                                                              ---------
            MUNICIPAL BONDS (4.6%)
            AIRPORT/PORT (0.2%)
    2,000   College Park (INS)                                        5.76        1/01/2015       2,053
    1,495   Riverside (INS)                                           5.19        8/01/2017       1,471
                                                                                              ---------
                                                                                                  3,524
                                                                                              ---------
            APPROPRIATED DEBT (0.4%)
    1,690   Escondido Joint Powers Financing Auth. (INS)              5.53        9/01/2018       1,677
    3,000   Kannapolis Ltd.                                           7.28        3/01/2027       2,991

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------
$   1,500   Kentucky State Property and Buildings Commission          4.08%      11/01/2015   $   1,564
      610   Reeves County (INS)                                       5.75        3/01/2012         610
                                                                                              ---------
                                                                                                  6,842
                                                                                              ---------
            CASINOS & GAMING (0.2%)
    1,000   Mashantucket (Western) Pequot Tribe,
             acquired 7/29/2005; cost $1,000(b),(g),(i)               5.91        9/01/2021         458
    2,025   Seneca Nation of Indians Capital
             Improvements Auth.(c)                                    6.75       12/01/2013       1,986
                                                                                              ---------
                                                                                                  2,444
                                                                                              ---------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      980   American Eagle Northwest, LLC                             4.97       12/15/2018         956
                                                                                              ---------
            EDUCATION (0.8%)
    3,430   Austin Community College District                         6.76        8/01/2030       3,531
    1,505   California State Univ. (INS)                              5.27       11/01/2017       1,534
    1,000   Colorado State Board of Governors Univ.
             Enterprise System                                        4.90        3/01/2021         976
    3,000   Miami Univ. of Ohio                                       6.67        9/01/2028       3,114
    3,000   Rensselaer Polytechnic Institute                          5.60        9/01/2020       3,068
    1,000   Univ. of Oklahoma                                         5.25       11/01/2019       1,015
                                                                                              ---------
                                                                                                 13,238
                                                                                              ---------
            ELECTRIC UTILITIES (0.1%)
    2,000   American Municipal Power, Inc.                            3.82        2/15/2014       2,037
                                                                                              ---------
            ELECTRIC/GAS UTILITIES (0.1%)
    2,000   Piedmont Municipal Power Agency                           4.34        1/01/2017       1,959
                                                                                              ---------
            GENERAL OBLIGATION (0.8%)
    5,000   New York City                                             6.27       12/01/2037       5,179
    1,000   Riverside (INS)                                           4.21        2/15/2011       1,001
    4,045   Will County, Illinois                                     3.83       11/15/2016       4,115
    1,520   Will County, Illinois                                     4.08       11/15/2017       1,553
    1,405   Will County, Illinois                                     4.28       11/15/2018       1,433
                                                                                              ---------
                                                                                                 13,281
                                                                                              ---------
            HOSPITAL (0.3%)
    1,000   Medical Univ. (INS)                                       5.01        2/15/2015       1,037
    3,000   Novant Health, Inc.                                       5.35       11/01/2016       3,172
                                                                                              ---------
                                                                                                  4,209
                                                                                              ---------
            MISCELLANEOUS (0.0%)
      752   Keenan Dev. Association of Tennessee, LLC (INS)           5.02        7/15/2028         697
                                                                                              ---------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                        MARKET
AMOUNT                                                              COUPON                        VALUE
(000)       SECURITY                                                 RATE         MATURITY        (000)
-------------------------------------------------------------------------------------------------------
            NURSING/CCRC (0.1%)
$   1,660   Statewide Communities Dev. Auth. (INS)                    5.59%       2/01/2015   $   1,607
                                                                                              ---------
            PAPER PRODUCTS (0.1%)
    2,000   Georgetown County Environmental Improvement               6.25        9/01/2023       2,005
                                                                                              ---------
            SALES TAX (0.2%)
    3,300   Miami-Dade County Transit System                          4.59        7/01/2021       3,102
                                                                                              ---------
            SPECIAL ASSESSMENT/TAX/FEE (1.2%)
    1,485   Erie County Tobacco Asset Securitization Corp.            6.00        6/01/2028       1,270
    2,000   Florida State Department of Environmental Protection      5.76        7/01/2020       2,062
    1,745   Metropolitan Nashville Airport Auth. (INS)                5.14        7/01/2018       1,788
    3,000   Metropolitan Transportation Auth.                         5.20       11/15/2018       3,054
    5,000   Metropolitan Transportation Auth.                         6.73       11/15/2030       5,062
    3,000   New Jersey Transportation Trust Fund Auth.                5.75       12/15/2028       2,907
    1,000   New York State Housing Finance Agency                     5.19        9/15/2011       1,029
    2,000   New York State Urban Dev. Corp. (INS)                     4.38       12/15/2011       2,046
                                                                                              ---------
                                                                                                 19,218
                                                                                              ---------
            Total Municipal Bonds (cost: $75,231)                                                75,119
                                                                                              ---------

-------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
-------------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.9%)

            CONSUMER STAPLES (0.6%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.6%)
 105,000    Dairy Farmers of America, Inc., 7.88%,
             cumulative redeemable, perpetual(b)                                                  9,417
                                                                                              ---------
            FINANCIALS (1.2%)
            ----------------
            DIVERSIFIED BANKS (0.3%)
  50,000    HSBC Holdings plc, 6.20%, perpetual*                                                  1,187
   5,000    US Bancorp, 7.19%, perpetual                                                          3,961
                                                                                              ---------
                                                                                                  5,148
                                                                                              ---------
            LIFE & HEALTH INSURANCE (0.1%)
 100,000    Delphi Financial Group, Inc., 7.38%, perpetual                                        2,355
                                                                                              ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
 175,000    Citigroup Capital XIII, 7.88%, cumulative redeemable, perpetual                       4,694
                                                                                              ---------
            PROPERTY & CASUALTY INSURANCE (0.0%)
  $3,000    Security Capital Assurance Ltd., 6.88%, perpetual(j)                                      -
                                                                                              ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                                                       VALUE
(000)/SHARES  SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              REINSURANCE (0.4%)
    2,000     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 & 3/02/2007; cost $2,058*(g)                          $    1,000
   $5,000     Swiss Re Capital I, LP, 6.85%, perpetual(b)                                    4,916
                                                                                        ----------
                                                                                             5,916
                                                                                        ----------
              REITs - INDUSTRIAL (0.0%)
   30,000     AMB Property Corp., Series C, 7.00%, cumulative
               redeemable, perpetual*                                                          749
                                                                                        ----------
              REITs - SPECIALIZED (0.1%)
   40,000     Public Storage, Inc., 7.00%, perpetual*                                        1,003
                                                                                        ----------
              Total Financials                                                              19,865
                                                                                        ----------
              GOVERNMENT (0.0%)
              -----------------
              U.S. GOVERNMENT (0.0%)
   80,000     Fannie Mae, 8.25%, perpetual*                                                    132
   80,000     Freddie Mac, 8.38%, perpetual*                                                   130
                                                                                        ----------
              Total Government                                                                 262
                                                                                        ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,000     Centaur Funding Corp., 9.08%(b)                                                2,197
                                                                                        ----------
              Total Preferred Securities (cost: $38,144)                                    31,741
                                                                                        ----------

--------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                           RATE        MATURITY
--------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.3%)

              COMMERCIAL PAPER (2.0%)

              MATERIALS (2.0%)
              ---------------
              PAPER PACKAGING (2.0%)
  $33,383     Sonoco Products Co.                               0.31%        2/01/2011      33,383
                                                                                        ----------

              VARIABLE-RATE DEMAND NOTES (0.2%)

              UTILITIES (0.2%)
              ---------------
              MULTI-UTILITIES (0.2%)
    4,000     Sempra Energy(b)                                  0.60        11/01/2014       4,000
                                                                                        ----------

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.1%)
1,015,000     State Street Institutional Liquid Reserve Fund, 0.18%(k)                          $    1,015
                                                                                                ----------
              Total Money Market Instruments (cost: $38,398)                                        38,398
                                                                                                ----------

              TOTAL INVESTMENTS (COST: $1,538,552)                                              $1,634,118
                                                                                                ==========

----------------------------------------------------------------------------------------------------------
($ In 000s)                                                    VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------
                                                  (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                          IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                                 FOR IDENTICAL ASSETS              INPUTS         INPUTS       TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations                            $     -          $  882,098            $-   $  882,098
   Eurodollar and Yankee Obligations                      -             137,712             -      137,712
   Asset-Backed Securities                                -             106,701             -      106,701
   Commercial Mortgage Securities                         -             262,902             -      262,902
   U.S. Government Agency Issues                          -               4,518             -        4,518
   U.S. Treasury Securities                          94,929                   -             -       94,929
   Municipal Bonds                                        -              75,119             -       75,119
Equity Securities:
   Preferred Securities                               1,187              30,554             -       31,741
Money Market Instruments:
   Commercial Paper                                       -              33,383             -       33,383
   Variable-Rate Demand Notes                             -               4,000             -        4,000
   Money Market Funds                                 1,015                   -             -        1,015
----------------------------------------------------------------------------------------------------------
Total                                               $97,131          $1,536,987            $-   $1,634,118
----------------------------------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.8% of net assets at January 31, 2011.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

   VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REIT      Real estate investment trust

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

   by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (c) At January 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   (d) Delayed-delivery or when-issued security -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At January 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $2,020,000, which included when-issued securities of $1,003,000.

   (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2011.

   (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2011, was $3,414,000, which represented 0.2% of the Fund's net assets.

   (h) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

        nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

   (i) Currently the issuer is in default with respect to interest and/or principal payments.

   (j) Security was fair valued at January 31, 2011, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (k) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

       * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,538,552)               $1,634,118
  Cash                                                                                 780
  Receivables:
      Capital shares sold:
          Affiliated transactions (Note 7)                                             335
          Nonaffiliated transactions                                                 4,256
      USAA Investment Management Company (Note 6C)                                     301
      Dividends and interest                                                        18,977
      Securities sold                                                                    2
                                                                                ----------
          Total assets                                                           1,658,769
                                                                                ----------
LIABILITIES
   Payables:
       Securities purchased                                                         18,064
       Capital shares redeemed                                                       1,986
       Dividends on capital shares                                                     379
   Accrued management fees                                                             475
   Accrued transfer agent's fees                                                        99
   Other accrued expenses and payables                                                  65
                                                                                ----------
          Total liabilities                                                         21,068
                                                                                ----------
               Net assets applicable to capital shares outstanding              $1,637,701
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,556,013
  Accumulated undistributed net investment income                                        2
  Accumulated net realized loss on investments                                     (13,880)
  Net unrealized appreciation of investments                                        95,566
                                                                                ----------
               Net assets applicable to capital shares outstanding              $1,637,701
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,475,482/141,923 shares outstanding)         $    10.40
                                                                                ==========
      Institutional Shares (net assets of $157,124/15,114 shares outstanding)   $    10.40
                                                                                ==========
      Adviser Shares (net assets of $5,095/490 shares outstanding)              $    10.39
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $   931
   Interest (net of taxes withheld of $2)                                 44,258
                                                                         -------
              Total income                                                45,189
                                                                         -------
EXPENSES
   Management fees                                                         2,657
   Administration and servicing fees:
        Fund Shares                                                        1,035
        Institutional Shares                                                  34
        Adviser Shares                                                         3
   Transfer agent's fees:
        Fund Shares                                                        1,261
        Institutional Shares                                                  34
   Distribution and service fees (Note 6E):
        Adviser Shares                                                         6
   Custody and accounting fees:
        Fund Shares                                                          114
        Institutional Shares                                                   6
   Postage:
        Fund Shares                                                           40
   Shareholder reporting fees:
        Fund Shares                                                           18
   Trustees' fees                                                              5
   Registration fees:
        Fund Shares                                                           26
        Adviser Shares                                                        14
   Professional fees                                                          59
   Other                                                                      12
                                                                         -------
              Total expenses                                               5,324
   Expenses reimbursed:
        Fund Shares                                                         (510)
        Adviser Shares                                                       (11)
                                                                         -------
              Net expenses                                                 4,803
                                                                         -------
NET INVESTMENT INCOME                                                     40,386
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
        Unaffiliated transactions                                          5,663
        Affiliated transactions (Note 8)                                     198
   Change in net unrealized appreciation/depreciation                     32,836
                                                                         -------
              Net realized and unrealized gain                            38,697
                                                                         -------
   Increase in net assets resulting from operations                      $79,083
                                                                         =======

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                               1/31/2011       7/31/2010
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   40,386      $   73,307
  Net realized gain (loss) on investments                          5,861          (4,677)
  Change in net unrealized appreciation/depreciation of
      investments                                                 32,836         148,640
                                                              --------------------------
      Increase in net assets resulting from operations            79,083         217,270
                                                              --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (36,485)        (68,034)
      Institutional Shares                                        (3,683)         (5,376)
      Adviser Shares*                                               (113)              -
                                                              --------------------------
      Distributions to shareholders                              (40,281)        (73,410)
                                                              --------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                    191,593         162,576
  Institutional Shares                                            37,346          60,086
  Adviser Shares*                                                  5,000               -
                                                              --------------------------
      Total net increase in net assets from capital
           share transactions                                    233,939         222,662
                                                              --------------------------
  Capital contribution from USAA Transfer
      Agency Company:
      Fund Shares                                                      -               2
                                                              --------------------------
  Net increase in net assets                                     272,741         366,524
NET ASSETS
   Beginning of period                                         1,364,960         998,436
                                                              --------------------------
   End of period                                              $1,637,701      $1,364,960
                                                              ==========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                              $        2      $     (103)
                                                              ==========================

* Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper and variable rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

   January 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,015,000; which included when-issued securities of $1,000,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $2,000, which represents 3.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2010, the Fund had capital loss carryovers of $5,465,000 which expired. At July 31, 2010, the Fund had capital loss carryovers of $18,977,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2014 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                    -----------------------------------------
                     EXPIRES                        BALANCE
                    ---------                     -----------
                      2014                        $    40,000
                      2017                          2,338,000
                      2018                         16,599,000
                                                  -----------
                                        Total     $18,977,000
                                                  ===========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $310,095,000 and $93,261,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $117,609,000 and $22,043,000, respectively, resulting in net unrealized appreciation of $95,566,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH
                                           PERIOD ENDED           YEAR ENDED
                                            1/31/2011              7/31/2010
------------------------------------------------------------------------------------
                                       SHARES       AMOUNT      SHARES      AMOUNT
                                      ----------------------------------------------
FUND SHARES:
Shares sold                            33,690     $ 347,885    58,273      $ 567,170
Shares issued from reinvested
 dividends                              3,291        34,092     6,479         63,250
Shares redeemed                       (18,433)     (190,384)  (47,894)      (467,844)
                                      ----------------------------------------------
Net increase from
 capital share transactions            18,548     $ 191,593    16,858      $ 162,576
                                      ==============================================
INSTITUTIONAL SHARES:
Shares sold                             3,412     $  35,315     8,393      $  81,250
Shares issued from reinvested
 dividends                                356         3,684       548          5,375
Shares redeemed                          (162)       (1,653)   (2,682)       (26,539)
                                      ----------------------------------------------
Net increase from
 capital share transactions             3,606     $  37,346     6,259      $  60,086
                                      ==============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                               490     $   5,000         -      $       -
Shares issued from reinvested
 dividends                                  -             -         -              -
Shares redeemed                             -             -         -              -
                                      ----------------------------------------------
Net increase from capital
 share transactions                       490     $   5,000         -      $       -
                                      ==============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2011, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008 and August 1, 2010, respectively. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,657,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $294,000, $9,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.01%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,035,000, $34,000, and $3,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $24,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Fund Shares and the Adviser Shares to 0.65% and 0.95%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   of any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

   The Manager had agreed, through December 1, 2010, to limit the annual expenses of the Institutional Shares to 0.46% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Institutional Shares for all expenses in excess of that amount. Effective December 1, 2010, the Manager terminated this agreement. For the six-month period ended January 31, 2011, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $510,000 and $11,000, respectively, of which $301,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for all the Fund Shares, Institutional Shares, and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out of pocket expenses. For the six-month period ended January 31, 2011, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,261,000, $34,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $335,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       2.5%
USAA Target Retirement 2020 Fund                                         3.4
USAA Target Retirement 2030 Fund                                         3.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2011, USAA and its affiliates owned 490,000 Adviser Shares, which represent 100% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                       NET REALIZED
                                                          COST TO        GAIN TO
        SELLER                      PURCHASER            PURCHASER        SELLER
------------------------------------------------------------------------------------

USAA Balanced Strategy        USAA Intermediate-Term
 Fund                          Bond Fund                  $880,000        $21,000
USAA Cornerstone Strategy     USAA Intermediate-Term
 Fund                          Bond Fund                 3,520,000         96,000
USAA High-Yield               USAA Intermediate-Term
 Opportunities Fund            Bond Fund                27,565,000      5,383,000
USAA Intermediate-Term        USAA Short Term
 Bond Fund                     Bond Fund                 3,210,000        198,000
USAA Short Term-Bond          USAA Intermediate-Term
 Fund                          Bond Fund                 1,025,000          5,000

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                    YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------
                                   2011          2010          2009          2008         2007         2006
                             ------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    10.12    $     8.93      $   9.32      $   9.85     $   9.81     $  10.13
                             ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .28           .58           .58           .53          .50          .48
 Net realized and
  unrealized gain (loss)            .27          1.19          (.39)         (.53)         .04(a)      (.32)
                             ------------------------------------------------------------------------------
Total from investment
 operations                         .55          1.77           .19           .00(b)       .54          .16
                             ------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.27)         (.58)         (.58)         (.53)        (.50)        (.48)
                             ------------------------------------------------------------------------------
Net asset value at
 end of period               $    10.40    $    10.12      $   8.93      $   9.32     $   9.85     $   9.81
                             ==============================================================================
Total return (%)*                  5.52         20.30          2.71          (.08)        5.56         1.62
Net assets at
 end of period (000)         $1,475,482    $1,248,509      $951,548      $966,308     $702,923     $433,902
Ratios to average
 net assets:**
 Expenses (%)(c)                    .65(d)        .65           .65           .65          .65          .65
 Expenses, excluding
   reimbursements (%)(c)            .72(d)        .69           .70           .69          .74          .79
 Net investment
   income (%)                      5.29(d)       6.00          6.93          5.48         5.06         4.69
Portfolio turnover (%)                6            37            49(e)         21           28           30

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $1,370,768,000.
(a) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                 PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                                  JANUARY 31,          JULY 31,         JULY 31,
                                                      2011              2010            2009***
                                                 ------------------------------------------------
Net asset value at beginning of period            $  10.12          $   8.93            $  9.32
                                                 ------------------------------------------------
Income (loss) from investment operations:
 Net investment income                                 .29               .60                .59
 Net realized and unrealized gain (loss)               .28              1.19               (.39)
                                                 ------------------------------------------------
Total from investment operations                       .57              1.79                .20
                                                 ------------------------------------------------
Less distributions from:
 Net investment income                                (.29)             (.60)              (.59)
                                                 ------------------------------------------------
Net asset value at end of period                  $  10.40          $  10.12            $  8.93
                                                 ================================================
Total return (%)*                                     5.63             20.53               2.86
Net assets at end of period (000)                 $157,124          $116,451            $46,888
Ratios to average net assets:**
 Expenses (%)(b)                                       .44(a)            .46                .46(a)
 Net investment income (%)                            5.50(a)           6.15               7.28(a)
Portfolio turnover (%)                                   6                37                 49(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were
    $133,247,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                      2011***
                                                                    ------------
Net asset value at beginning of period                                 $10.11
                                                                       ------
Income (loss) from investment operations:
 Net Investment Income                                                    .26
 Net realized and unrealized gain                                         .28
                                                                       ------
Total from investment operations                                          .54
                                                                       ------
Less distributions from:
 Net investment income                                                   (.26)
                                                                       ------
Net asset value at end of period                                       $10.39
                                                                       ======

Total return (%)*                                                        5.34
Net assets at end of period (000)                                      $5,095
Ratios to average net assets:**(a)
 Expenses (%)(b)                                                          .95
 Expenses, excluding reimbursements (%)(b)                               1.44
 Net investment income (%)                                               4.99
Portfolio turnover (%)                                                      6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended January 31, 2011, average net assets were $4,557,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING               ENDING             DURING PERIOD**
                                       ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2010* -
                                      AUGUST 1, 2010*        JANUARY 31, 2011       JANUARY 31, 2011
                                      ---------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00               $1,055.20                $3.37

Hypothetical
 (5% return before expenses)              1,000.00                1,021.93                 3.31

INSTITUTIONAL SHARES
Actual                                    1,000.00                1,056.30                 2.28

Hypothetical
 (5% return before expenses)              1,000.00                1,022.99                 2.24

ADVISER SHARES*
Actual                                    1,000.00                1,053.40                 4.86

Hypothetical
 (5% return before expenses)              1,000.00                1,020.19                 4.78

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.
** Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares, 0.44% for Institutional Shares, and 0.95% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 182/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 5.52% for Fund Shares, 5.63% for Institutional Shares, and 5.34% for Adviser Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40049-0311                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
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By:*     ROBERTO GALINDO, JR.
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         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
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*Print the name and title of each signing officer under his or her signature.